Consolidated Statements of Cash Flows - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net result before tax	kr 2,859	kr 1,612	kr 1,064
Reversal of financial items, net	(221)	(232)	280
Adjustment for non-cash transactions	291	179	146
Change in working capital	(1,218)	(634)	240
Cash generated by operating activities before financial items	1,711	925	1,730
Interest received	111	44	43
Interest elements of lease payments	(7)
Interest paid	(13)		(3)
Corporate taxes (paid)/received	(476)	46	(181)
Net cash generated by operating activities	1,326	1,015	1,589
Cash flows from investing activities:
Investment in intangible assets	(32)	(406)
Investment in tangible assets	(79)	(72)	(89)
Marketable securities bought	(5,812)	(3,521)	(3,425)
Marketable securities sold	3,940	2,221	2,846
Net cash used in investing activities	(1,983)	(1,778)	(668)
Cash flows from financing activities:
Warrants exercised	65	75	215
Shares issued for cash	3,873
Costs related to issuance of shares	(238)
Principal elements of lease payments	(31)
Purchase of treasury shares		(146)
Payment of withholding taxes on behalf of employees on net settled RSUs	(9)
Net cash from financing activities	3,660	(71)	215
Changes in cash and cash equivalents	3,003	(834)	1,136
Cash and cash equivalents at the beginning of the period	533	1,348	307
Exchange rate adjustments	16	19	(95)
Cash and cash equivalents at the end of the period	3,552	533	1,348
Cash and cash equivalents include:
Bank deposits and petty cash	2,884	kr 533	kr 1,348
Short-term marketable securities	kr 668